CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total revenues	$ 10,950,661	$ 9,493,849	$ 8,777,845
Cruise operating expenses:
Total cruise operating expenses	6,062,765	5,262,207	4,896,579
Marketing, selling and administrative expenses	1,559,253	1,303,144	1,186,016
Depreciation and amortization expenses	1,245,942	1,033,697	951,194
Operating Income	2,082,701	1,894,801	1,744,056
Other income (expense):
Interest income	26,945	32,800	30,101
Interest expense, net of interest capitalized	(408,513)	(333,672)	(299,982)
Equity investment income	230,980	210,756	156,247
Other (expense) income	(24,513)	11,107	(5,289)
Total other income (expense)	(175,101)	(79,009)	(118,923)
Net Income	1,907,600	1,815,792	1,625,133
Less: Net Income attributable to noncontrolling interest	28,713	4,750	0
Net Income attributable to Royal Caribbean Cruises Ltd.	$ 1,878,887	$ 1,811,042	$ 1,625,133
Earnings per Share:
Basic (in dollars per share)	$ 8.97	$ 8.60	$ 7.57
Diluted (in dollars per share)	$ 8.95	$ 8.56	$ 7.53
Comprehensive Income (Loss)
Net Income	$ 1,907,600	$ 1,815,792	$ 1,625,133
Other comprehensive (loss) income:
Foreign currency translation adjustments	869	(14,251)	17,307
Change in defined benefit plans	(19,535)	7,643	(5,583)
(Loss) gain on cash flow derivative hedges	(151,313)	(286,861)	570,495
Total other comprehensive (loss) income	(169,979)	(293,469)	582,219
Comprehensive Income	1,737,621	1,522,323	2,207,352
Less: Comprehensive Income attributable to noncontrolling interest	28,713	4,750	0
Comprehensive Income attributable to Royal Caribbean Cruises Ltd.	1,708,908	1,517,573	2,207,352
Passenger ticket revenues
Total revenues	7,857,057	6,792,716	6,313,170
Onboard and other revenues
Total revenues	3,093,604	2,701,133	2,464,675
Cruise operating expenses:
Total cruise operating expenses	639,782	537,355	495,552
Commissions, transportation and other
Cruise operating expenses:
Total cruise operating expenses	1,656,297	1,433,739	1,363,170
Payroll and related
Cruise operating expenses:
Total cruise operating expenses	1,079,121	924,985	852,990
Food
Cruise operating expenses:
Total cruise operating expenses	583,905	520,909	492,857
Fuel
Cruise operating expenses:
Total cruise operating expenses	697,962	710,617	681,118
Other operating
Cruise operating expenses:
Total cruise operating expenses	$ 1,405,698	$ 1,134,602	$ 1,010,892